UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Miller Income Fund
Class A | LMCJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X728

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	34.09	7.58	5.26
Class A (with sales charge)	26.56	6.32	4.64
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.67%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X728

Miller Income Fund
Class C | LCMNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$231	1.98%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X710

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	33.20	6.77	4.47
Class C (with sales charge)	32.20	6.77	4.47
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	5.40%
30-Day SEC Yield Unsubsidized	5.28%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X710

Miller Income Fund
Class FI | LMCKX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$154	1.32%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X694

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	33.97	7.59	5.24
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.03%
30-Day SEC Yield Unsubsidized	5.90%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X694

Miller Income Fund
Class I | LMCLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X686

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	34.45	7.86	5.55
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.42%
30-Day SEC Yield Unsubsidized	6.29%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X686

Miller Income Fund
Class IS | LMCMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$107	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) returned 34.51% over the twelve-month period ended September 30, 2024, outperforming the ICE BofA High Yield Master II Index’s return of 15.74%. The Fund slightly trailed the S&P 500’s return of 36.35% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Real Estate relative to both indices’ allocations, as the Federal Reserve made further progress towards its 2% inflation target leading to ongoing central bank easing at the end of the twelve-month period. Indirect exposure to Bitcoin via MicroStrategy’s common stock and convertible bonds contributed positively toward performance, as the price of Bitcoin more than doubled over the twelve-month period ended 9/30/24. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to high-yield fixed-income securities contributed positively to performance as yields fell and spreads narrowed over the twelve-month period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Western Alliance Bancorp (WAL), Jackson Financial, Inc. (JXN)

Top Detractors
↓	Stellantis NV (STLA), Chord Energy Corp (CHRD), Cannabist Co. Holdings, Inc. 9.50%, 02/03/2026
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X678

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class IS (without sales charge)	34.60	7.91	5.62
S&P 500 TR	36.35	15.98	13.38
ICE BofA High Yield Master II	15.74	4.58	4.97
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$161,584,971
Number of Holdings	30
Net Advisory Fee	$1,044,675
Portfolio Turnover	38%
30-Day SEC Yield	6.49%
30-Day SEC Yield Unsubsidized	6.36%
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	89.3%
Corporate Bonds	10.2%
Cash & Other	0.5%

Top Sectors	(%)
Financials	28.1%
Industrials	13.6%
Consumer Discretionary	11.9%
Health Care	11.0%
Communication Services	8.5%
Energy	6.4%
Information Technology	5.2%
Real Estate	4.5%
Consumer Staples	3.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X678

Miller Value Partners Appreciation ETF
MVPA (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of January 30, 2024, to September 30, 2024. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Miller Value Partners Appreciation ETF	$69*	0.60%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.
**	Expenses ratio is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From Miller Value Partner Appreciation Fund’s (“The Fund”) inception on January 30th, 2024, through September 30th, 2024, the fund returned 30.27%, outperforming the S&P 500’s return of 18.13% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Indirect exposure to Bitcoin via the common stock of MicroStrategy (Ticker: MSTR) was a significant positive contributor to performance during the period of 1/30/24 – 9/30/24, as the price of Bitcoin gained ~46.5% over this period. The fund benefitted from a concentrated position in rate-sensitive sectors such as Financials and Real Estate, along with stocks of companies engaged in the housing industry, which responded positively to the Federal Reserve making further progress towards its 2% inflation target which led to ongoing central bank easing at the end of the period. Significant exposure to energy stocks was a detractor from performance during this period.

Top Contributors
↑	MicroStrategy, Inc. (MSTR), Maplebear, Inc. (CART), Centene Corp. (CNC)

Top Detractors
↓	PubMatic, Inc. (PUBM), Stellantis NV (STLA), Atkore, Inc. (ATKR)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Value Partners Appreciation ETF	PAGE 1	TSR-AR-00777X561

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2024)
Miller Value Partners Appreciation ETF NAV	29.49
S&P 500 TR	18.13
Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$57,160,742
Number of Holdings	32
Net Advisory Fee	$201,596
Portfolio Turnover	69%
30-Day SEC Yield	1.46%
30-Day SEC Yield Unsubsidized	1.46%
Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Common Stocks	99.7%
Cash & Other	0.3%

Top Sectors	(%)
Financials	25.5%
Consumer Discretionary	22.4%
Energy	12.2%
Industrials	8.3%
Health Care	8.2%
Communication Services	6.6%
Information Technology	6.1%
Real Estate	5.8%
Consumer Staples	4.6%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpa.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Appreciation ETF	PAGE 2	TSR-AR-00777X561

Miller Value Partners Leverage ETF
MVPL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of February 27, 2024, to September 30, 2024. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Miller Value Partners Leverage ETF	$98*	0.88%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses may have been higher if the Fund had been in operation for the full year.
**	Expenses ratio is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From Miller Value Partners Leverage Fund’s (“The Fund”) inception on February 27th, 2024, through September 30th, 2024, the fund returned 23.99% on a market share price basis, outperforming the S&P 500’s gain of 14.42% over the same time period. The fund invests nearly all of its assets in either a “Leverage-On” position, utilizing other ETF’s such as Direxion Daily S&P 500 Bull 2x ETF (Ticker: SPUU) or ProShares Ultra S&P 500 ETF (Ticker: SSO) to obtain 2x exposure to the S&P 500’s daily return, or a “Leverage-Off” position, using SPDR S&P 500 ETF Trust (Ticker: SPY) to obtain the typical 1x S&P 500 daily return.
WHAT FACTORS INFLUENCED PERFORMANCE
The fund remained in a “Leverage-On” position for the majority of time between February 27th, 2024 and September 30th, 2024, which contributed positively to performance as US equity markets rose during this period. The fund was only in a “Leverage-Off” position for 5 total trading days during the period, which also contributed to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Value Partners Leverage ETF	PAGE 1	TSR-AR-00777X553

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/27/2024)
Miller Value Partners Leverage ETF NAV	23.74
S&P 500 TR	14.42
Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$7,143,693
Number of Holdings	1
Net Advisory Fee	$30,647
Portfolio Turnover	319%
30-Day SEC Yield	-0.16%
30-Day SEC Yield Unsubsidized	-0.16%
Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Security Type	(%)
Exchange Traded Funds	99.8%
Cash & Other	0.2%

Top Sectors	(%)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Leverage ETF	PAGE 2	TSR-AR-00777X553

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Miller Income Fund

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$19,200	$14,700
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

Miller Value Partners Appreciation ETF

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$14,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

Miller Value Partners Leverage ETF

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$15,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Miller Income Fund

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

Miller Value Partners Appreciation ETF

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

Miller Value Partners Leverage ETF

Cohen & Company, Ltd.
	FYE 09/30/2024	FYE 09/30/2023
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Miller Income Fund

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Miller Value Partners Appreciation ETF

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Miller Value Partners Leverage ETF

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Miller Value Partners Appreciation ETF - MVPA
Miller Value Partners Leverage ETF - MVPL
Annual Report
September 30, 2024

Miller Income Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 89.3%
Communication Services - 7.3%
Diversified Telecommunication Services - 7.3%
AT&T, Inc.	533,000	$ 11,726,000
Consumer Discretionary - 10.0%
Automobiles - 3.4%
Stellantis NV	390,000	5,479,500
Specialty Retail - 6.6%
Buckle Inc/The	125,000	5,496,250
Build-A-Bear Workshop, Inc.	150,000	5,155,500
		10,651,750
Total Consumer Discretionary		16,131,250
Consumer Staples - 3.8%
Tobacco - 3.8%
British American Tobacco Plc	168,000	6,118,320
Diversified Financial Services - 11.6%
Financial Services - 6.5%
Jackson Financial, Inc. - Class A	115,800	10,564,434
Insurance - 5.1%
Lincoln National Corp.	260,000	8,192,600
Total Diversified Financial Services		18,757,034
Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Alliance Resource Partners LP	117,000	2,925,000
Chord Energy Corp.	52,766	6,871,716
TotalEnergies SE - ADR	7,650	494,343
		10,291,059
Total Energy		10,291,059
Financials - 16.5%
Banks - 6.4%
Sberbank of Russia PJSC(a)(e)	2,532,000	0
Western Alliance Bancorp	117,700	10,179,873
		10,179,873
Consumer Finance - 10.1%
Bread Financial Holdings, Inc.	197,700	9,406,566
OneMain Holdings, Inc.	149,000	7,013,430
		16,419,996
Total Financials		26,599,869

The accompanying notes are an integral part of these financial statements.

1

Miller Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 7.0%
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	80,000	$4,139,200
Viatris, Inc.	619,000	7,186,590
		11,325,790
Total Health Care		11,325,790
Industrials - 9.1%
Commercial Services & Supplies - 1.3%
Quad/Graphics, Inc.	472,800	2,146,512
Marine Transportation -4.5%
Hoegh Autoliners ASA	565,000	7,286,730
Professional Services - 3.3%
Public Policy Holding Co., Inc.	3,088,592	5,409,382
Total Industrials		14,842,624
Information Technology - 5.2%
Software -5.2%
MicroStrategy, Inc. - Class A(b)	50,250	8,472,150
Materials - 4.8%
Construction Materials -1.3%
HeidelbergCement AG	18,900	2,053,365
Metals & Mining - –%(c)
Alrosa PJSC (a) (e)	2,978,100	0
Trading Companies & Distributors - 3.5%
Boise Cascade Co.	40,000	5,639,200
Total Materials		7,692,565
Real Estate - 4.5%
Diversified REITs -4.5%
CTO Realty Growth, Inc.	383,900	7,301,778
Utilities - 3.1%
Gas Utilities - 3.1%
UGI Corp.	202,000	5,054,040
TOTAL COMMON STOCKS (Cost $123,175,806)		144,312,479

The accompanying notes are an integral part of these financial statements.

2

Miller Income Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - 10.2%
Communication Services - 1.2%
Media -1.2%
Gray Escrow II, Inc., 5.38%, 11/15/2031(d)	$3,000,000	$ 1,912,500
Consumer Discretionary - 1.9%
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030(d)	3,000,000	3,030,000
Health Care - 4.0%
Pharmaceuticals - 4.0%
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026(e)	8,000,000	6,400,000
Industrials - 1.0%
Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc., 7.25%, 03/15/2029(d)	1,650,000	1,619,063
Retail Trade - 2.1%
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(d)	3,500,000	3,495,625
TOTAL CORPORATE BONDS (Cost $17,966,570)		16,457,188
TOTAL INVESTMENTS - 99.5% (Cost $141,142,376)		$160,769,667
Other Assets in Excess of Liabilities - 0.5%		815,304
TOTAL NET ASSETS - 100.0%		$161,584,971

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced SubscriptionAgreement
NV - Naamloze Vennootschap
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $10,057,188 or 6.2% of the Fund’s net assets.

(e)	Illiquid security.
The accompanying notes are an integral part of these financial statements.

3

Miller Value Partners Appreciation ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 6.6%
AT&T, Inc.	99,786	$2,195,292
Match Group, Inc.(a)	41,028	1,552,500
PubMatic, Inc. - Class A(a)	114	1,695
		3,749,487
Consumer Discretionary - 22.4%
Airbnb, Inc. - Class A(a)	9,230	1,170,456
Buckle Inc/The	29,804	1,310,482
Citi Trends, Inc.(a)	93,821	1,723,492
Coupang, Inc.(a)	131,548	3,229,502
Crocs, Inc.(a)	13,413	1,942,337
Lithia Motors, Inc.	4,051	1,286,760
Perdoceo Education Corp.	63,549	1,413,330
Stellantis NV	47,538	667,909
		12,744,268
Consumer Staples - 4.6%
Maplebear, Inc.(a)	64,943	2,645,778
Energy - 12.2%
Alliance Resource Partners LP	51,862	1,296,550
Chord Energy Corp.	606	78,919
TechnipFMC PLC	62,591	1,641,762
TotalEnergies SE - ADR	61,920	4,001,270
		7,018,501
Financials - 25.5%(b)
Bread Financial Holdings, Inc.	64,690	3,077,951
Danske Bank AS	35,665	1,073,164
Jackson Financial, Inc. - Class A	27,938	2,548,784
PayPal Holdings, Inc.(a)	31,056	2,423,300
Shift4 Payments, Inc. - Class A(a)	25,705	2,277,463
Toast, Inc. - Class A(a)	51,257	1,451,086
Western Alliance Bancorp	19,152	1,656,456
		14,508,204
Health Care - 8.2%
Centene Corp.(a)	53,937	4,060,377
Semler Scientific, Inc.(a)	996	23,456
Viatris, Inc.	54,026	627,242
		4,711,075
Industrials - 8.3%
Atkore, Inc.	1,092	92,536
Builders FirstSource, Inc.(a)	6,696	1,298,087
Masterbrand, Inc.(a)	124,916	2,315,943
Quad/Graphics, Inc.	232,999	1,057,815
		4,764,381

The accompanying notes are an integral part of these financial statements.

4

Miller Value Partners Appreciation ETF
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 6.1%
MicroStrategy, Inc. - Class A(a)	20,745	$3,497,607
Real Estate - 5.8%
CTO Realty Growth, Inc.	175,173	3,331,790
TOTAL COMMON STOCKS (Cost $44,455,987)		56,971,091
TOTAL INVESTMENTS - 99.7% (Cost $44,455,987)		$56,971,091
Other Assets in Excess of Liabilities - 0.3%		189,651
TOTAL NET ASSETS - 100.0%		$57,160,742

Percentages are stated as a percent of net assets.The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
The accompanying notes are an integral part of these financial statements.

5

Miller Value Partners Leverage ETF
Schedule of Investments
September 30, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Direxion Daily S&P 500 Bull 2X Shares(a)	49,638	$7,129,010
TOTAL EXCHANGE TRADED FUNDS (Cost $6,458,882)		7,129,010
TOTAL INVESTMENTS - 99.8% (Cost $6,458,882)		$7,129,010
Other Assets in Excess of Liabilities - 0.2%		14,683
TOTAL NET ASSETS - 100.0%		$7,143,693

Percentages are stated as a percent of net assets.
(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
The accompanying notes are an integral part of these financial statements.

6

Miller Funds
Statements of Assets and Liabilities
September 30, 2024

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
ASSETS:
Investments at cost	$ 141,142,376	$44,455,987	$6,458,882
Investments at value	$160,769,667	$56,971,091	$7,129,010
Cash - Interest Bearing Deposit	164,199	159,990	14,132
Investment securities sold	—	77,198	—
Dividends and interest receivable	947,771	56,398	5,632
Receivable for fund shares sold	25	—	—
Prepaid expenses	22,639	—	—
Total assets	161,904,301	57,264,677	7,148,774
LIABILITIES:
Payables:
Investment securities purchased	—	77,082	—
Payable for fund shares repurchased	55,822	—	—
Investment management fees payable	70,477	26,853	5,081
Accrued other expenses	193,031	—	—
Total liabilities	319,330	103,935	5,081
NET ASSETS	$161,584,971	$57,160,742	$7,143,693
Components of Net Assets:
Paid-in capital	$178,588,299	$44,919,532	$5,998,174
Total accumulated earnings (losses)	(17,003,328)	12,241,210	1,145,519
Total Net Assets	$ 161,584,971	$57,160,742	$7,143,693
Net Assets:
Class A	$24,032,109	$—	$—
Class C	$15,824,221	$—	$—
Class FI	$240,595	$—	$—
Class I	$52,348,116	$—	$—
Class IS	$69,139,930	$—	$—
ETF	$—	$57,160,742	$7,143,693
Shares Outstanding:
Class A	2,925,072	—	—
Class C	1,925,480	—	—
Class FI	29,291	—	—
Class I	6,394,379	—	—
Class IS	8,464,129	—	—
ETF	—	1,766,000	230,000
Net Asset Value:
Class A (and redemption price)	$8.22	$—	$—
Class C*	$8.22	$—	$—
Class FI (and redemption price)	$8.21	$—	$—
Class I (and redemption price)	$8.19	$—	$—
Class IS (and redemption price)	$8.17	$—	$—
ETF	$—	$32.37	$31.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$8.72	$—	$—

*	Redemption price per share of Class C shares is NAV reduced by 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3)
The accompanying notes are an integral part of these financial statements.

7

Miller Funds
Statements of Operations
For the Year and Periods Ended September 30, 2024

	Miller Income Fund	Miller Value Partners Appreciation ETF(1)	Miller Value Partners Leverage ETF(2)
INVESTMENT INCOME:
Dividends and distributions	$8,431,986	$788,579	$31,667
Return of capital distributions (Note 2(b))	(902,600)	(97,402)	—
Foreign withholding tax	(433,782)	(39,901)	—
Net dividends and distributions	7,095,604	651,276	31,667
Interest	2,557,124	8,814	298
Total investment income	9,652,728	660,090	31,965
EXPENSES:
Investment management fee (Note 3)	1,044,675	201,596	30,647
Distribution fees (Note 5)	216,118	—	—
Transfer agent expenses (Note 3)	162,315	—	—
Administration fees (Note 3)	113,910	—	—
Registration fees	78,512	—	—
Shareholder servicing fees (Note 5)	58,795	—	—
Legal fees	29,376	—	—
Shareholder reports	28,164	—	—
Audit and tax fees	22,286	—	—
Interest expense (Note 9)	21,059	—	—
Custody fees (Note 3)	18,215	—	—
Compliance fees (Note 3)	17,358	—	—
Trustees’ fees (Note 3)	16,345	—	—
Tax expenses	12,038
Miscellaneous expenses	11,320	—	—
Insurance	7,321	—	—
Total expenses	1,857,807	201,596	30,647
Less: fee waivers and/or expense reimbursement (Note 3)	(224,783)	—	—
Net expenses	1,633,024	201,596	30,647
Net investment income	8,019,704	458,494	1,318
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations (Note 2):
Net realized gain (loss) from:
Investment transactions	(7,141,931)	(811,268)	472,964
In-Kind Redemptions	—	7,223,501	248,737
REIT distributions	(141,903)	2,049	—
Net realized gain (loss) from:	(7,283,834)	6,414,282	721,701
Net change in unrealized appreciation / depreciation on:
Investment transactions	43,297,014	4,249,182	670,128
Foreign currency translations	2,392	247	—
Change in net unrealized appreciation / depreciation on investments	43,299,406	4,249,429	670,128
Net gain on investments and foreign currency translations	36,015,572	10,663,711	1,391,829
Net Increase in Net Assets from Operations	$44,035,276	$11,122,205	$1,393,147

(1)	Commenced operations on January 30, 2024.
(2)	Commenced operations on February 27, 2024.
The accompanying notes are an integral part of these financial statements.

8

Miller Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$8,019,704	$8,343,348
Net realized loss	(7,283,834)	(6,958,934)
Change in unrealized appreciation/depreciation	43,299,406	20,779,361
Increase in net assets from operations	44,035,276	22,163,775
Distributions to shareholders from (Note 5):
Accumulated Earnings	(9,010,000)	(9,390,001)
Decrease in net assets from distributions to shareholders	(9,010,000)	(9,390,001)
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	8,333,418	11,008,973
Reinvestment of distributions	8,158,052	8,585,759
Cost of shares repurchased	(29,451,707)	(51,156,413)
Net decrease in net assets from fund share transactions	(12,960,237)	(31,561,681)
Increase (decrease) in net assets	22,065,039	(18,787,907)
NET ASSETS:
Beginning of year	139,519,932	158,307,839
End of year	$ 161,584,971	$ 139,519,932

The accompanying notes are an integral part of these financial statements.

9

Miller Value Partners Appreciation ETF
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period* Ended September 30, 2024
OPERATIONS:
Net investment income	$458,494
Net realized gain	6,414,282
Change in unrealized appreciation/depreciation	4,249,429
Net increase in net assets from operations	11,122,205
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	63,984,606
Cost of shares repurchased	(17,946,069)
Net increase in net assets from fund share transactions	46,038,537
Increase in net assets	57,160,742
NET ASSETS:
Beginning of period	—
End of period	$57,160,742

*	Commenced operations on January 30, 2024.
The accompanying notes are an integral part of these financial statements.

10

Miller Value Partners Leverage ETF
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period* Ended September 30, 2024
OPERATIONS:
Net investment income	$1,318
Net realized gain	721,701
Change in unrealized appreciation/depreciation	670,128
Net increase in net assets from operations	1,393,147
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	12,208,598
Cost of shares repurchased	(6,458,052)
Net increase in net assets from fund share transactions	5,750,546
Increase in net assets	7,143,693
NET ASSETS:
Beginning of period	—
End of period	$7,143,693

*	Commenced operations on February 27, 2024.
The accompanying notes are an integral part of these financial statements.

11

Miller Income Fund
Financial highlights
Class A Shares
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.47	$6.03	$9.06	$6.36	$7.74
Income (loss) from operations:
Net investment income[1]	0.39	0.35	0.39	0.44	0.39
Net realized and unrealized gain (loss)	1.78	0.49	(3.00)	2.73	(1.29)
Total income (loss) from operations	2.17	0.84	(2.61)	3.17	(0.90)
Less distributions from:
Net investment income	(0.42)	(0.40)	(0.39)	(0.44)	(0.34)
Return of capital	—	—	(0.03)	(0.03)	(0.14)
Total distributions:	(0.42)	(0.40)	(0.42)	(0.47)	(0.48)
Net asset value, end of year	$8.22	$6.47	$6.03	$9.06	$6.36
Total return[2]	34.09%	14.15%	−29.56%	50.36%	−11.19%
Net assets, end of year (000s)	$24,032	$21,371	$25,881	$36,250	$27,444
Ratios to average net assets:
Gross expenses	1.38%	1.35%	1.26%	1.26%	1.31%
Net expenses3‚4	1.23[5]	1.23[5]	1.21[5]	1.23[5]	1.23
Net investment income	5.24	5.24	4.90	5.22	5.62
Portfolio turnover rate	38%	41%	59%	65%	77%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Interest expenses were 0.01%, 0.04%, 0.01%, and 0.02% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively. Excluding interest, the net expense ratios were 1.22%, 1.19%, 1.20% and 1.21% for the years September 30, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

12

Miller Income Fund
Financial highlights
Class C Shares
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.47	$6.03	$9.05	$6.36	$7.73
Income (loss) from operations:
Net investment income[1]	0.33	0.30	0.33	0.38	0.33
Net realized and unrealized gain (loss)	1.79	0.49	(3.00)	2.72	(1.27)
Total income (loss) from operations	2.12	0.79	(2.67)	3.10	(0.94)
Less distributions from:
Net investment income	(0.37)	(0.35)	(0.33)	(0.38)	(0.31)
Return of capital	—	—	(0.02)	(0.03)	(0.12)
Total distributions:	(0.37)	(0.35)	(0.35)	(0.41)	(0.43)
Net asset value, end of year	$8.22	$6.47	$6.03	$9.05	$6.36
Total return[2]	33.20%	13.24%	−30.07%	49.13%	−11.80%
Net assets, end of year (000s)	$15,824	$16,212	$19,860	$34,591	$26,784
Ratios to average net assets:
Gross expenses	2.13%	2.11%	2.00%	2.00%	2.05%
Net expenses3‚4	1.98[5]	2.00[5]	1.95[5]	1.97[5]	1.97
Net investment income	4.47	4.50	4.11	4.48	4.84
Portfolio turnover rate	38%	41%	59%	65%	77%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 2.00% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Interest expenses were 0.01%, 0.04%, 0.01%, and 0.02% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively. Excluding interest, the net expense ratios were 1.97%, 1.96%, 1.94%, and 1.95% for the years September 30, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

13

Miller Income Fund
Financial highlights
Class FI Shares
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.47	$6.03	$9.06	$6.36	$7.71
Income (loss) from operations:
Net investment income[1]	0.38	0.34	0.40	0.43	0.38
Net realized and unrealized gain (loss)	1.78	0.50	(3.01)	2.74	(1.25)
Total income (loss) from operations	2.16	0.84	(2.61)	3.17	(0.87)
Less distributions from
Net investment income	(0.42)	(0.40)	(0.39)	(0.44)	(0.34)
Return of capital	—	—	(0.03)	(0.03)	(0.14)
Total distributions:	(0.42)	(0.40)	(0.42)	(0.47)	(0.48)
Net asset value, end of year	$8.21	$6.47	$6.03	$9.06	$6.36
Total return[2]	33.97%	14.07%	−29.57%	50.25%	−10.82%
Net assets, end of year (000s)	$241	$206	$248	$208	$118
Ratios to average net assets:
Gross expenses	1.47%	1.41%	1.28%	1.38%	1.26%
Net expenses[3,4]	1.32[5]	1.29[5]	1.24[5]	1.35[5]	1.20
Net investment income	5.19	5.07	4.98	5.07	5.54
Portfolio turnover rate	38%	41%	59%	65%	77%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Effective January 31, 2020, the advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

[4]	Reflects fee waivers and expense reimbursements, or recapture of previous waivers.
[5]
Interest expenses were 0.01%, 0.04%, 0.01%, and 0.02% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively. Excluding interest, the net expense ratios were 1.31%, 1.25%, 1.23% and 1.33% for the years September 30, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

14

Miller Income Fund
Financial highlights
Class I Shares
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.46	$6.02	$9.05	$6.35	$7.73
Income (loss) from operations:
Net investment income[1]	0.40	0.36	0.41	0.46	0.40
Net realized and unrealized gain (loss)	1.79	0.50	(3.00)	2.73	(1.27)
Total income (loss) from operations	2.19	0.86	(2.59)	3.19	(0.87)
Less distributions from:
Net investment income	(0.46)	(0.42)	(0.41)	(0.46)	(0.36)
Return of capital	—	—	(0.03)	(0.03)	(0.15)
Total distributions:	(0.46)	(0.42)	(0.44)	(0.49)	(0.51)
Net asset value, end of year	$8.19	$6.46	$6.02	$9.05	$6.35
Total return[2]	34.45%	14.45%	−29.41%	50.82%	−10.94%
Net assets, end of year (000s)	$52,348	$49,900	$67,042	$123,349	$80,483
Ratios to average net assets:
Gross expenses	1.13%	1.12%	1.00%	1.01%	1.05%
Net expenses[3,4]	0.97[5]	0.99[5]	0.96[5]	0.98[5]	0.95
Net investment income	5.49	5.45	5.09	5.48	5.89
Portfolio turnover rate	38%	41%	59%	65%	77%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Separately, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95% for Class I. See Note 3.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Interest expenses were 0.01%, 0.04%, 0.01%, and 0.02% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively. Excluding interest, the net expense ratios were 0.96%, 0.95% , 0.95% and 0.96%, for the years September 30, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

15

Miller Income Fund
Financial highlights
Class IS Shares
For a capital share outstanding throughout each year presented:

	For the Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.45	$6.02	$9.04	$6.35	$7.73
Income (loss) from operations:
Net investment income[1]	0.41	0.37	0.42	0.47	0.41
Net realized and unrealized gain (loss)	1.78	0.48	(3.00)	2.72	(1.28)
Total income (loss) from operations	2.19	0.85	(2.58)	3.19	(0.87)
Less distributions from:
Net investment income	(0.47)	(0.42)	(0.41)	(0.47)	(0.36)
Return of capital	—	—	(0.03)	(0.03)	(0.15)
Total distributions:	(0.47)	(0.42)	(0.44)	(0.50)	(0.51)
Net asset value, end of year	$8.17	$6.45	$6.02	$9.04	$6.35
Total return[2]	34.60%	14.37%	−29.28%	50.75%	−10.87%
Net assets, end of year (000s)	$69,140	$51,830	$45,277	$61,866	$41,034
Ratios to average net assets:
Gross expenses	1.06%	1.05%	0.94%	0.94%	0.99%
Net expenses[3,4]	0.91[5]	0.93[5]	0.90[5]	0.91[5]	0.88
Net investment income	5.56	5.55	5.23	5.55	5.92
Portfolio turnover rate	38%	41%	59%	65%	77%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
Effective January 31, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2025, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 0.85% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Interest expenses were 0.01%, 0.04%, 0.01%, and 0.02% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively. Excluding interest, the net expense ratios were 0.90%, 0.89%, 0.89% and 0.89% for the years September 30, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

16

Miller Value Partners Appreciation ETF
Financial highlights
For a capital share outstanding throughout the period:

For the Period Ended September 30, 2024*
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income[1]	0.28
Net realized and unrealized gain on investments	7.09
Total Income from Investment Operations	7.37
Net Asset Value, End of Period	$32.37
Total return	29.49%[2]
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$57,161
Ratios to average net assets
Net Expenses	0.60%[3]
Net investment income	1.38%[3]
Portfolio turnover rate[4]	69%[2]

*	Commenced operations on January 30, 2024.
(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

17

Miller Value Partners Leverage ETF
Financial highlights
For a capital share outstanding throughout the period:

For the Period Ended September 30, 2024*
Net Asset Value, Beginning of Period	$25.10
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain on investments	5.95
Total Income from Investment Operations	5.96
Net Asset Value, End of Period	$31.06
Total return	23.74%[2]
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$7,144
Ratios to average net assets
Net Expenses	0.88%[3,4]
Net investment income	0.04%[3,4]
Portfolio turnover rate[4]	319%[2]

*	Commenced operations on February 27, 2024.
[1]	Per share amounts have been calculated using average shares method.
[2]	Not Annualized.
[3]	Annualized.
[4]
Ratios include only income and expenses of the fund itself, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

[5]	Portfolio turnover rate excludes securities received or delivered in-kind.
The accompanying notes are an integral part of these financial statements.

18

Miller Funds
Notes to Financial Statements
September 30, 2024
NOTE 1 – ORGANIZATION
Miller Income Fund (the “Income Fund”), Miller Value Partners Appreciation ETF (the “Appreciation ETF”) and Miller Value Partners Leverage ETF (the “Leverage ETF”, and with the Appreciation ETF, the “ETFs”), each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund and the Appreciation ETF are non-diversified series, and the Leverage ETF operates as a diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Miller Value Partners, LLC (the “Advisor”) serves as the investment manager to the Funds.
The Income Fund's investment objective is to provide a high level of income while maintaining potential for growth. The Appreciation ETF commenced operations on January 30, 2024 and seeks capital appreciation. The Leverage ETF commenced operations on February 27, 2024 and seeks capital appreciation over a multi-year horizon.
The Income Fund is the successor to the Miller Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization").
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Income Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Income Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Shares of the ETFs are listed and traded on NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares are not redeemable securities of the ETFs except when aggregated in Creation Units.
Shares of the ETFs may only be purchased or redeemed directly from ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the ETFs’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the ETFs for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the ETFs are included in the Capital Transactions on the Statement of Changes in Net Assets.
As part of the Appreciation ETF’s commenced operations on January 30, 2024, certain securities of accounts managed by the Advisor were exchanged, at fair value, as in-kind transfers to the Appreciation ETF. The securities were recorded at their current value to align the Appreciation ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $32,645,405. The historical cost of the contributed investments was $24,379,507, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. As a result of the in-kind contribution, the Fund issued 1,306,000 shares at $25.00 per share net asset value.

19

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)
Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange- traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –	Quoted prices in active markets for identical investments
Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Miller Income Fund

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$144,312,479	$—	$ —**	$144,312,479
Corporate Bonds	—	16,457,188	—	16,457,188
Total Investments	$144,312,479	$16,457,188	$—	$160,769,667

Miller Value Partners Appreciation ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$ 56,971,091	$ —	$ —	$ 56,971,091
Total Investments	$56,971,091	$—	$—	$56,971,091

20

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
Miller Value Partners Leverage ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Exchange-Traded Funds	$ 7,129,010	$ —	$ —	$ 7,129,010
Total Investments	$7,129,010	$—	$—	$7,129,010

*	See Schedule of Investments for additional detailed categorizations.
**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(b)
Return of capital estimates. Distributions received from investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d)
Distributions to shareholders. Distributions are declared and paid by the Income Fund on a quarterly basis, and by the ETFs on an annual basis. Distributions of net realized gains, if any, are declared at least annually by the Funds. The character of distributions made to shareholders during the year may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Income Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(F)
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(g)
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute any taxable income and net realized gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements. The Income Fund paid excise taxes totaling $12,038 as shown on Statement of Operations due to the recognition of additional income when an investment holding reported the Income Fund's allocated share subsequent to the December 31, 2023 excise period.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of September 30, 2024, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax

21

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the investment management agreement, the Income Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:
Income Fund

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses of the Income Fund will not exceed 0.89%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or Income Fund reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class- specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to January 31, 2025 without the Board of Trustees’ consent. The Advisor had same contractual agreement with the Predecessor Fund.
Prior to January 31, 2020, the limit on annual operating expenses for the Predecessor Fund was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the year ended September 30, 2024, fees waived and/or expenses reimbursed amounted to $224,783.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Income Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
At September 30, 2024, the Income Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2025	$14,095	$12,872	$142	$43,867	$25,574
Expires September 30, 2026	29,421	22,233	270	79,644	60,807
Expires September 30, 2027	33,679	23,725	339	77,985	89,055
Total	$77,195	$58,830	$751	$201,496	$175,436

22

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
Appreciation ETF and Leverage ETF
Pursuant to the advisory agreement, the Appreciation ETF and Leverage ETF pay unitary management fees of 0.60% and 0.88% per annum of the average daily net assets, respectively. The Advisor has agreed to pay all expenses of the ETFs except the fee paid to the Advisor under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as the sub-advisor to the ETFs. The Sub- Advisor is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the ETFs subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the ETFs, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is entitled to a fee paid by the Advisor from its management fee, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each fund advised (or sponsored) by the Advisor and sub-advised by the Sub-Advisor, and subject to a minimum annual fee as follows:

Fund	Minimum Annual Fee	Asset-Based Fee
Appreciation ETF	$20,000	4 bps (0.04%) on the first $500 million
		3 bps (0.03%) on assets over $500 million
Leverage ETF	$15,000	3 bps (0.03%) on the first $500 million
		2 bps (0.02%) on assets over $500 million

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the year ended September 30, 2024, the Income Fund incurred the following expenses for administration & fund accounting, transfer agent, custody, and compliance fees:

Administration & fund accounting	$113,910
Transfer agent	$162,315
Custody	$18,215
Compliance	$17,358

At September 30, 2024, the Income Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$41,264
Transfer agent	$44,304
Custody	$7,547
Compliance	$5,020

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.
The Independent Trustees were paid $16,345 by the Income Fund for their services and reimbursement of travel expenses during the year ended September 30, 2024. The Funds pays no compensation to the Interested Trustee or officers of the Trust.
Expenses of the Trust are allocated among the funds in the Trust equally or by other equitable means.

23

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
Income Fund Sales Charges
Class A shares have a maximum initial sales charge of 5.75%. Class C share have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.
NOTE 4 – INVESTMENTS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year and periods ended September 30, 2024, were as follows:
Income Fund

Purchases	$57,380,757
Sales	$70,874,580

Appreciation ETF

Purchases	$39,812,749
Sales	$34,318,957

Leverage ETF

Purchases	$18,641,588
Sales	$18,647,015

Purchases and sales of in-kind transactions associated with creations and redemptions during the periods ended September 30, 2024, were as follows:
Appreciation ETF

Purchase In-Kind	$29,294,072
Sales In-Kind	$16,824,709

Leverage ETF

Purchase In-Kind	$12,192,458
Sales In-Kind	$6,449,850

NOTE 5 – CLASS SPECIFIC EXPENSES AND DISTRIBUTIONS
The Income Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and, under that plan, the Income Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.
The Income Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.
For the year ended September 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Servicing Fees
Class A	$56,742	$14,756
Class C	158,807	10,323
Class FI	569	364
Class I	—	33,352
Total	$216,118	$58,795

24

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
Distributions by class for the years ended September 30, 2024 and September 30, 2023 for the Income Fund were as follows:

	Year Ended September 30,
	2024	2023
Ordinary Income:
Class A	$1,285,132	$1,481,844
Class C	761,687	977,255
Class FI	12,699	13,273
Class I	3,075,785	3,644,367
Class IS	3,874,697	3,273,262
Total	$9,010,000	$9,390,001

The ETFs paid no distributions during the periods ended September 30, 2024.
NOTE 6 – SHARES OF BENEFICIAL INTEREST
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Income Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:
Income Fund

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	338,931	$2,437,773	321,250	$2,152,566
Shares issued on reinvestment	161,923	1,246,724	220,478	1,418,141
Shares repurchased	(878,077)	(6,464,743)	(1,531,173)	(9,984,518)
Net decrease	(377,223)	$(2,780,246)	(989,445)	$(6,413,811)
Class C
Shares sold	51,238	$368,239	150,953	$1,018,552
Shares issued on reinvestment	97,887	752,636	149,462	960,638
Shares repurchased	(727,735)	(5,287,489)	(1,089,482)	(7,096,460)
Net decrease	(578,610)	$(4,166,614)	(789,067)	$(5,117,270)
Class FI
Shares sold	96	$682	167	$1,116
Shares issued on reinvestment	1,649	12,699	2,060	13,273
Shares repurchased	(4,349)	(34,005)	(11,400)	(78,004)
Net decrease	(2,604)	$(20,624)	(9,173)	$(63,615)
Class I
Shares sold	741,233	$5,526,724	973,526	$6,336,497
Shares issued on reinvestment	364,528	2,805,539	528,648	3,397,356
Shares repurchased	(2,434,660)	(17,665,470)	(4,915,051)	(32,953,212)
Net decrease	(1,328,899)	$(9,333,207)	(3,412,877)	$(23,219,359)

25

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class IS
Shares sold	—	$—	222,921	$1,500,242
Shares issued on reinvestment	433,602	3,340,454	436,393	2,796,351
Shares repurchased	—	—	(154,764)	(1,044,219)
Net increase	433,602	$3,340,454	504,550	$3,252,374
Total decrease	(1,853,734)	$(12,960,237)	(4,696,012)	$(31,561,681)

Appreciation ETF

	Period Ended September 30, 2024
	Shares	Amount
Shares sold	2,356,000	$63,984,606
Shares repurchased	(590,000)	(17,946,069)
Net increase	1,766,000	$46,038,537

Leverage ETF

	Period Ended September 30, 2024
	Shares	Amount
Shares sold	460,000	$12,208,598
Shares repurchased	(230,000)	(6,458,052)
Net increase	230,000	$5,750,546

NOTE 7 – INCOME TAX INFORMATION
At September 30, 2024, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Income Fund	Appreciation ETF	Leverage ETF
Tax cost of investments	$142,147,111	$45,299,919	$6,459,032
Gross unrealized appreciation	$38,062,407	$13,189,977	$670,128
Gross unrealized depreciation	(19,439,851)	(1,518,805)	(150)
Net unrealized appreciation	$18,622,556	$11,671,172	$669,978
Undistributed Ordinary Income	—	569,791	475,541
Capital loss carryforwards	(35,545,371)	—	—
Other book/tax temporary differences (a)	(80,513)	247	—
Total accumulated earnings/losses	$(17,003,328)	$12,241,210	$1,145,519

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

26

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the reclassifications have been made as follows:

	Accumulated Earnings/Losses(a)	Paid-in Capital(a)
Income Fund	$12,038	$(12,038)
Appreciation ETF	$(7,146,917)	$7,146,917
Leverage ETF	$(247,628)	$247,628

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Income Fund had post-October late-year losses of $12,964.
At September 30, 2024, the Income Fund had capital loss carryforwards, which reduce the Income Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(15,786,754)	$(19,758,617)	$(35,545,371)

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2024, J.P. Morgan Securities, LLC. held approximately 40%, in aggregate for the benefit of others, outstanding shares of the Income Fund.
NOTE 9 – LINE OF CREDIT
The Income Fund has access to a $15 million and line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2024 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	$2,603,000
Average daily loan outstanding	$443,614
Interest expense	$21,059
Loan outstanding as of September 30, 2024	$0
Average interest rate	8.22%

The Appreciation ETF has access to a $2.5 million line of credit through an agreement with U.S. Bank. During the period ended September 30, 2024, the Appreciation ETF did not draw on this line of credit.

27

Miller Funds
Notes to Financial Statements
September 30, 2024(Continued)
NOTE 10 – UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Leverage ETF currently invests a portion of its assets in Direxion Daily S&P 500 Bull 2X Shares (“SPUU”). The Leverage ETF may redeem its investment from SPUU at any time if the Advisor determines that it is in the best interest of the Leverage ETF and its shareholders to do so. The performance of the Leverage ETF may be directly affected by the performance of SPUU. The expense ratio of SPUU is 0.61% of net assets as reflected in the most current prospectus. The financial statements of SPUU, including its portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Leverage ETF’s financial statements. As of September 30, 2024, the percentage of the Leverage ETF’s net assets invested in SPUU was 99.8%.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

28

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Miller Income Fund, Miller Value Partners Appreciation ETF, and
Miller Value Partners Leverage ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Miller Funds, each a series of beneficial interest in Advisor Managed Portfolios (formerly Trust for Advised Portfolios), comprising the funds listed below (the “Funds”), as of September 30, 2024, and the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations, the changes in net assets and the financial highlights for the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Miller Income Fund	For the year ended September 30, 2024	For the years ended September 30, 2024, and September 30, 2023.
Miller Value Partners Appreciation ETF	For the period from January 30, 2024 (commencement of operations) to September 30, 2024
Miller Value Partners Leverage ETF	For the period from February 27, 2024 (commencement of operations) to September 30, 2024

Miller Income Fund’s financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 29, 2024

29

Miller Funds
Additional Information (Unaudited)
September 30, 2024
Proxy Voting Policies and Procedures
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Quarterly Portfolio Schedule
Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
Qualified Dividend Income/Dividends Received Reduction
For the year ended September 30, 2024, certain dividends paid by the Income Fund may be reported as qualified dividend income (QDI) and are eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 75.79%. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was 46.79%.

30

Investment Advisor
Miller Value Partners, LLC
50 S. Lemon Avenue, #302
Sarasota, Florida 34236
Sub-Advisor to the ETFs
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, Oklahoma 73120
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For Miller Income Fund, see Item 7(a).

For Miller Value Partners Appreciation ETF and Miller Value Partners Leverage ETF, pursuant to the Advisory Agreement, the Advisor has agreed to pay all expenses of the ETFs, except those specified in the Funds’ Prospectus. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/9/2024